Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Cash on hand	$1,270	$491
Deposits with banks	1,714,514	2,467,147
Cash and cash equivalents	$1,715,784	$2,467,638